Offerings	Sep. 08, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	840,655
Proposed Maximum Offering Price per Unit | $ / shares	0.687
Maximum Aggregate Offering Price	$ 577,529.99
Fee Rate	0.01531%
Amount of Registration Fee	$ 88.42
Offering Note	(1) Consists of 840,655 shares of Common Stock, 1,878,336 shares of Common Stock issuable upon the conversion of certain preferred stock, and 1,882,871 shares of Common Stock issuable upon the exercise of certain prefunded warrants, being registered for resale from time to time by selling securityholders named in this registration statement. Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.(2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, as amended, based on the closing price of the Company’s Common Stock reported on the Nasdaq Capital Market on September 5, 2025, a date within five business days prior to the initial filing of the registration statement to which this exhibit is attached.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable upon the conversion of preferred stock
Amount Registered | shares	1,878,336
Proposed Maximum Offering Price per Unit | $ / shares	0.687
Maximum Aggregate Offering Price	$ 1,290,416.83
Fee Rate	0.01531%
Amount of Registration Fee	$ 197.56
Offering Note	(1) Consists of 840,655 shares of Common Stock, 1,878,336 shares of Common Stock issuable upon the conversion of certain preferred stock, and 1,882,871 shares of Common Stock issuable upon the exercise of certain prefunded warrants, being registered for resale from time to time by selling securityholders named in this registration statement. Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.(2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, as amended, based on the closing price of the Company’s Common Stock reported on the Nasdaq Capital Market on September 5, 2025, a date within five business days prior to the initial filing of the registration statement to which this exhibit is attached.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable upon the exercise of prefunded warrants
Amount Registered | shares	1,882,871
Proposed Maximum Offering Price per Unit | $ / shares	0.687
Maximum Aggregate Offering Price	$ 1,293,532.38
Fee Rate	0.01531%
Amount of Registration Fee	$ 198.04
Offering Note	(1) Consists of 840,655 shares of Common Stock, 1,878,336 shares of Common Stock issuable upon the conversion of certain preferred stock, and 1,882,871 shares of Common Stock issuable upon the exercise of certain prefunded warrants, being registered for resale from time to time by selling securityholders named in this registration statement. Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.(2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, as amended, based on the closing price of the Company’s Common Stock reported on the Nasdaq Capital Market on September 5, 2025, a date within five business days prior to the initial filing of the registration statement to which this exhibit is attached.